SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In July 2019, 2,149,218 shares were issued through the ATM for combined proceeds of $17.3 million.

In August 2019, the Company obtained a financing commitment for a senior secured term loan facility in an amount of up to $42.9 million with Credit Suisse. The facility matures five years after delivery and carries an interest rate of LIBOR plus a margin of 190 basis points and has an amortization profile of 18 years. The facility will be used to partially finance the Suezmax tanker resale under construction at HSHI. The facility is subject to final documentation.

In August 2019, the Company and Golden Ocean announced that they have entered into a non-binding term sheet agreement with Trafigura Group (“Trafigura”) to establish a leading global supplier of marine fuels (the “JV”). Frontline and Golden Ocean will acquire 15 percent and 10 percent interests in the JV, respectively and Trafigura will contribute its existing physical bunkering activities to the JV. Subject to agreement on final terms, the JV is expected to commence operations in the third quarter of 2019, and will act as the exclusive purchaser of marine fuels for Trafigura, Frontline and Golden Ocean, as well as certain entities affiliated with Hemen Holding Ltd, Frontline and Golden Ocean’s largest shareholder. The Company expects to make a shareholder loan of $1.5 million to the joint venture in the third quarter.

In August 2019, the Company announced that it has entered into a sale and purchase agreement with Trafigura Maritime Logistics (“TML”), a wholly-owned subsidiary of Trafigura Pte Ltd and certain related entities to acquire ten Korean 2019-built Suezmax tankers through the acquisition of a TML special purpose vehicle which holds the vessels (the “Acquisition”). As part of the Acquisition, the Company has options to acquire an additional four Suezmax tankers built in 2019 through the acquisition of a second TML special purpose vehicle.

The transaction consideration consists of (i) 16,035,856 ordinary shares of Frontline at an agreed price of $8.00 per share issued upon signing; and (ii) a cash amount ranging from $538.0 million to $547.0 million, payable upon the closing of the Acquisition. The Acquisition is targeted to close as soon as practically possible, with November 15, 2019 being the earliest and March 15, 2020 being the latest expected date.

To obtain earlier exposure to the vessels, the Company has agreed to time charter all the ten vessels from Trafigura Pte Ltd until closing of the Acquisition at a daily rate of approximately $23,000. The Company has also agreed to charter five of these vessels back to Trafigura on three-year time charters at a daily base rate of $28,400 with a 50% profit share above the base rate.

The Company is in discussions with leading lending banks that have indicated an interest in providing financing for the Acquisition. An affiliate of Hemen Holding Ltd., Frontline’s largest shareholder, has provided a guarantee to finance the cash amount of up to $547.0 million, payable at closing of the Acquisition. The facility matures three years after drawdown, carries a fixed interest rate of 5.5% per annum and has an amortization profile of 17 years. A guarantee fee of 0.625% is payable and an arrangement fee of 0.5% is payable on signing the final loan documentation in the event that the Company draws down on the facility. The commitment expires if financing documentation has not been executed on or before March 15, 2020.

Following the closing of the Acquisition, Trafigura will own approximately 8.48% of the ordinary shares of the Company, and the Company will have a total of 189,153,166 outstanding shares par value $1.00 each. The Company has two separate options to acquire two plus two additional Suezmax tankers that expire on September 12, 2019 and September 24, 2019, respectively. The second option will expire if the first option is not validly exercised. The transaction structure for the four optional vessels will be similar to that of the ten firm vessels. The number of ordinary shares to be issued if one or both of the options are exercised will be based on the volume weighted average trading price of Frontline’s ordinary shares on the New York Stock Exchange over the 20 days prior to the option exercise date. All four option vessels are 2019 Chinese built and fitted with exhaust gas cleaning systems.